Patents	3 Months Ended
Mar. 31, 2024
Patents [Abstract]
PATENTS

NOTE 4 — PATENTS

Issued patents are recognized on the balance sheets net of accumulated amortization of $1,906,699 and $1,852,649 as of March 31, 2024 and December 31, 2023, respectively. Amortization expense for the patents included in these financial statements was $37,298 and $13,316 for the three months ended March 31, 2024 and 2023, respectively. Future amortization expense for the patents over the next five years is anticipated to be approximately $148,000 per year.